Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)		Taxes	Fees	Total Payments
Total		$ 46,273,261	$ 6,467,370	$ 52,740,631
Exporting for Transmission and Distribution to Customers For U.S. Customs and Border Protection of the U.S. Department of Homeland Security [Member]
Total	[1]	727,500	67,225	794,725
Exporting to Ecogas, Termoeléctrica de Mexicali and Third Parties For Tesorería de la Federación (Mexico's Department of Treasury) [Member]
Total	[2]	19,603,757		19,603,757
Exporting to Ecogas, Termoeléctrica de Mexicali and Third Parties For Centro Nacional de Control del Gas Natural (National Center for Natural Gas Control) [Member]
Total	[2]		4,139,681	4,139,681
Exporting to Ecogas, Termoeléctrica de Mexicali and Third Parties For Instituto Mexicano del Seguro Social (Mexican Institute of Social Security) [Member]
Total	[2]		113,664	113,664
Energía Costa Azul For Tesorería de la Federación (Mexico's Department of Treasury) [Member]
Total	[2]	25,001,177	1,305,336	26,306,513
Energía Costa Azul For Instituto Mexicano del Seguro Social (Mexican Institute of Social Security) [Member]
Total	[2]		$ 841,464	841,464
Energía Costa Azul For Municipio de Ensenada (City of Ensenada) [Member]
Total	[2]	$ 940,827		$ 940,827

[1]	Payments made by Southern California Gas Company, which is included in the Sempra California reportable segment.
[2]	Payments made by Sempra Infrastructure in Mexican pesos, which were converted to U.S. dollars using the exchange rate existing at the time each payment was made.